INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Effect of capital loss carry forward	$ 0	$ 0
Operating Loss Carryforwards, Expiration Dates	Sep 30,2027
Valuation Allowance Percentage On Deffered Tax Assets	100.00%	100.00%